Prepaid Licensing and Royalty Fees - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses [Line Items]
Impairment losses on prepaid licensing and royalty fees	$ 244		$ 1,386
Proceeds from return of prepaid licensing and royalty fees of terminated license		$ 1,750
Gain recognized upon termination of licensing and royalty agreement		1,732
Operating Expenses
Prepaid Expenses [Line Items]
Gain recognized upon termination of licensing and royalty agreement		$ 1,700